Additional Financial Information of Parent Company - Schedule I Cash flow (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2017 USD ($)	May 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Adjustment to reconcile net income to net cash provided by operating activities:
Share based compensation					$ 4,680,992	¥ 30,455,939	¥ 21,423,694	¥ 15,895,439
Depreciation						10,902,651	10,924,678	5,007,143
Income from equity in subsidiaries and VIEs					(396,453)	(2,579,447)	(1,539,316)	(4,333,847)
Changes in operating assets and liabilities:
Other receivables					7,511,111	48,869,539	(57,915,196)	(22,209,033)
Other current liabilities					6,977,992	45,400,912	(17,942,451)	(8,591,012)
Net cash used in operating activities					94,912,172	617,527,056	188,263,729	369,053,507
Cash flows from investing activities:
Purchases of property, plant and equipment, IA					(6,004,301)	(39,065,784)	(52,634,072)	(12,350,964)
Investment in acquiree				¥ (77,600,000)
Net cash (used in) provided by investing activities					(11,380,044)	(74,041,982)	1,878,091	(75,307,251)
Cash flows from financing activities:
Exercise of options					1,794,960	11,678,547	3,105,533
Dividend paid to Jupai shareholders	$ (16,172,640)				(17,090,547)	(111,196,228)
Proceeds from IPO								305,559,135
Payment of IPO cost								(44,801,147)
Payment of private placement cost							(10,078,713)
Net cash (used in) provided by financing activities					(18,620,053)	(121,147,657)	114,406,429	293,994,196
Effect of exchange rate changes					(2,724,485)	(17,726,303)	23,120,744	14,657,999
Net increases in cash and cash equivalents					62,187,590	404,611,114	327,668,993	602,398,451
Cash and cash equivalents-beginning of the year					172,627,477	1,123,166,156	795,497,163	193,098,712
Cash and cash equivalents-end of the year				795,497,163	234,815,067	1,527,777,270	1,123,166,156	795,497,163
Non-cash investing and financing activities:
Acquisition of Scepter through share settlement								(344,867,857)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares								234,259,757
UP Capital
Cash flows from investing activities:
Investment in acquiree			¥ (5,081,739)
Non-linear
Cash flows from investing activities:
Investment in acquiree		¥ (896,162)
Parent Company
Cash flows from operating activities:
Net income					62,937,795	409,492,179	207,583,868	153,476,506
Adjustment to reconcile net income to net cash provided by operating activities:
Share based compensation					4,680,992	30,455,939	21,423,694	15,895,439
Depreciation					1,674	10,890
Income from equity in subsidiaries and VIEs					(68,927,060)	(448,460,128)	(235,552,947)	(171,994,609)
Changes in operating assets and liabilities:
Other receivables					3,198,592	20,811,000	(20,811,000)
Other current assets					81,072	527,481	115,726	(781,124)
Other non-current assets					(51,236)	(333,357)
Other current liabilities					207,422	1,349,551	41,108	(3,922,057)
Net cash used in operating activities					2,129,251	13,853,555	(27,199,551)	(7,325,845)
Cash flows from investing activities:
(Payment) Collection of loan to subsidiaries					291,546	1,896,887		(143,145,444)
Purchases of property, plant and equipment, IA					(9,764)	(63,527)
Net cash (used in) provided by investing activities					(2,989,091)	(19,447,915)	(15,861,639)	(143,145,444)
Cash flows from financing activities:
Proceeds from private placement							114,399,705	34,286,208
Exercise of options					1,794,960	11,678,547	3,105,533
Dividend paid to Jupai shareholders					(17,090,547)	(111,196,228)
Proceeds from IPO								305,559,135
Payment of IPO cost								(35,370,666)
Payment of private placement cost							(10,078,713)
Net cash (used in) provided by financing activities					(15,295,587)	(99,517,681)	107,426,525	304,474,677
Effect of exchange rate changes					(1,543,063)	(10,039,644)	18,695,204	9,002,374
Net increases in cash and cash equivalents					(17,698,490)	(115,151,685)	83,060,539	163,005,762
Cash and cash equivalents-beginning of the year					40,362,363	262,609,642	179,549,103	16,543,341
Cash and cash equivalents-end of the year				¥ 179,549,103	22,663,873	147,457,957	262,609,642	179,549,103
Non-cash investing and financing activities:
Acquisition of Scepter through share settlement								(344,867,857)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares								¥ 234,259,758
Parent Company | UP Capital
Cash flows from investing activities:
Investment in acquiree					(2,639,340)	(17,172,335)	(11,693,178)
Parent Company | Non-linear
Cash flows from investing activities:
Investment in acquiree					$ (631,533)	¥ (4,108,940)	¥ (4,168,461)